SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012 Segment	Mar. 25, 2011	Dec. 31, 2010	Nov. 14, 2010
Investment in Hillside Terrace Mortgage Note
Nonaccrual status loan, acquisition amount				$ 5,300,000
Nonaccrual status loan, unpaid principal balance	8,300,000	8,300,000
Nonaccrual status loan, interest income		3,000,000
Nonaccrual status loan,acquisition and collection costs	1,400,000
Cash and Cash Equivalents
Restricted cash	6,093,000	6,093,000	7,076,000		4,716,000	5,527,000
Deferred Financing Costs
Deferred financing costs, net of amortization	9,400,000	9,400,000			10,800,000
Industry Segments
Number of reportable segments			1
Cash obligations
Cash and Cash Equivalents
Restricted cash	$ 5,400,000	$ 5,400,000			$ 4,400,000